Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Antidilutive Options not Included in Computation of Weighted Average Common Shares
The following awards outstanding at September 30, 2018 and 2017 were not included in the computation of common shares:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Stock options	2,181,544	1,734,274	2,181,544	1,734,274
Warrants	10,390	10,390	10,390	10,390
Restricted stock	—	30,000	—	30,000
Preferred Stock	2,750,000	2,750,000	2,750,000	2,750,000
Employee Stock Purchase Program	24,607	—	24,607	—
Total	4,966,541	4,524,664	4,966,541	4,524,664

The following awards outstanding at December 31, 2017 and 2016 were not included in the computation of common shares for the years then ended.

	Year Ended December 31,	Year Ended December 31,
	2017	2016
Stock options	1,661,750	252,850
Warrants	10,390	10,390
Restricted stock	30,000	48,637
Preferred stock	2,750,000	—
Employee Stock Purchase Program	36,738	—
Total	4,488,878	311,877